Consolidated Statements of Changes in Equity - CAD ($)	Issued Capital [Member]	Reserve of share-based payments [Member]	Reserve for warrants [member]	Accumulated other comprehensive income [Member]	Retained Earnings [Member]	Owners' Equity [Member]	Non-controlling interests [member]	Total
Balance, amount at Aug. 31, 2017	$ 125,174,377	$ 7,674,233	$ 1,248,037	$ (2,176,352)	$ (96,566,577)	$ 35,353,718	$ 900,325	$ 36,254,043
Balance, number (in shares) at Aug. 31, 2017	121,784,619
Statement Line Items [Line Items]
Issued pursuant to RSU Plan	$ 188,722	(188,722)
Issued pursuant to RSU Plan (in shares)	385,147
Shares issued for interest on gold loans and convertible loans	$ 612,900					612,900		612,900
Shares issued for interest on gold loans and convertible loans (in shares)	1,172,128
Issued for settlement of leases	$ 792,381					792,381		792,381
Issued for settlement of leases (in shares)	1,354,405
Shares issued as financing fee for convertible loans	$ 234,752					234,752		234,752
Shares issued as financing fee for convertible loans (in shares)	466,504
Transfer of conversion component on conversion of convertible loans		310,000				310,000		310,000
Shares issued for compensation
Share based compensation - RSU		49,981				49,981		49,981
RSU shares forfeited		(65,098)				(65,098)		(65,098)
Exchange on translation of foreign subsidiaries				1,420,443		1,420,443		1,420,443
Total comprehensive loss for the year					(6,897,382)	(6,897,382)	(200,015)	(7,097,397)
Balance, amount at Aug. 31, 2018	$ 127,003,132	9,394,394	1,248,037	(755,909)	(103,463,959)	33,425,695	700,310	34,126,005
Balance, number (in shares) at Aug. 31, 2018	125,162,803
Statement Line Items [Line Items]
Issued for private placement, net of issuance costs	$ 8,911,230
Issued for private placement, net of issuance costs (in shares)	13,435,503
Shares issued for interest on gold loans and convertible loans								605,775
Shares issued for interest on gold loans and convertible loans (in shares)	1,836,229
Issued for settlement of leases								2,781,473
Shares issued as financing fee for convertible loans	$ 581,181
Shares issued as financing fee for convertible loans (in shares)	686,446
Transfer of conversion component on conversion of convertible loans	$ 1,402,631	(1,402,631)
Stock options exercised	$ 26,333
Stock options exercised (in Shares)	63,333
Transfer of reserve on exercise of stock options	$ 27,722	(27,722)
Issued in trust for legal appeal
Exercise of warrants	$ 215,000		(215,000)
Exercise of warrants (in shares)	85,127
Conversion component of convertible loans		174,000
Shares issued for compensation
Share based compensation - Stock options		236,000
Exchange on translation of foreign subsidiaries								641,879
Total comprehensive loss for the year								(30,417,517)
Balance, amount at Aug. 31, 2019	$ 142,251,909	8,374,041	1,033,037	(114,030)	(133,762,683)	17,782,274	581,517	18,363,791
Balance, number (in shares) at Aug. 31, 2019	150,391,558
Statement Line Items [Line Items]
Issued pursuant to RSU Plan		11,000
Issued for private placement, net of issuance costs	$ 4,634,051					4,634,051		4,634,051
Issued for private placement, net of issuance costs (in shares)	6,768,634
Shares issued for interest on gold loans and convertible loans	$ 785,148					785,148		785,148
Shares issued for interest on gold loans and convertible loans (in shares)	1,463,855
Issued for settlement of leases	$ 15,307,441					15,307,441		15,307,441
Issued for settlement of leases (in shares)	29,267,417
Shares issued as financing fee for convertible loans	$ 642,095					642,095		642,095
Shares issued as financing fee for convertible loans (in shares)	1,025,762
Transfer of conversion component on conversion of convertible loans	$ 5,760,022	(5,760,022)
Exercise of warrants	$ 4,686,444					4,686,444		4,686,444
Exercise of warrants (in shares)	5,434,896
Conversion component of convertible loans		824,250				824,250		824,250
Shares issued for compensation	$ 4,329,710					4,329,710		4,329,710
Shares issued for compensation (in Shares)	5,623,000
Share based compensation - Stock options		11,000				11,000		11,000
Share based compensation - RSU
RSU shares forfeited
Exchange on translation of foreign subsidiaries				(882,508)		(882,508)		(882,508)
Total comprehensive loss for the year					(15,278,608)	(15,278,608)	(943,149)	(16,221,757)
Balance, amount at Aug. 31, 2020	$ 178,396,820	$ 3,449,269	$ 1,033,037	$ (996,538)	$ (149,041,291)	$ 32,841,297	$ (361,632)	$ 32,479,665
Balance, number (in shares) at Aug. 31, 2020	199,975,122